TRADE ACCOUNTS RECEIVABLE - Balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 5,865,962	R$ 6,531,465
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	7,257,364	6,121,316
Gross | Domestic (Brazil) | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,472,166	1,449,177
Gross | Domestic (Brazil) | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	63,333	73,598
Gross | Foreign | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	4,363,152	5,043,453
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 32,689	R$ 34,763